Warrants (Details Textuals) (Warrant [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Class of Stock [Line Items]
Granted	804,139	0
Granted, weighted average	$ 1.20	$ 0
Proceed from warrant issued	$ 10